Derivative financial liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of Derivative Financial Liabilities [Abstract]
Disclosure of derivative financial liabilities

In the event that these warrants are fully exercised, the Company would receive cash proceeds of US$43,767, with the balance of the liability reclassified to equity at that time. If the warrants were to expire unexercised, then the liability would be extinguished through a gain in the consolidated statements of operations and comprehensive income (loss).

	As at
	December 31, 2023	December 31, 2022
Balance, beginning of the period	419	12,688
Change in fair value due to revaluation of derivative financial liabilities	(379)	(12,558)
Change in fair value due to foreign exchange	(6)	289
Balance, end of the period	34	419

Disclosure of detailed information about derivative financial liabilities

Details of the derivative financial liabilities as at December 31, 2023 are as follows:

	Warrants outstanding and exercisable (000s)	Weighted average exercise price $
Balance, December 31, 2021	1,910	29.06
Warrants issued	—	—
Balance, December 31, 2022	1,910	29.06
Warrants issued	—	—
Balance, December 31, 2023	1,910	29.06

Disclosure of fair value of the warrants outstanding was estimated using the Black-Scholes option pricing model

The fair value of the warrants outstanding was estimated using the Black-Scholes option pricing model with the following assumptions:

	As at
	December 31, 2023	December 31, 2022
Risk-free interest rate	4.79%	4.41%
Expected life	0.7 - 1.5 years	1.6 - 2.5 years
Expected volatility in market price of shares	73 - 77%	89 - 106%
Expected dividend yield	0%	0%
Expected forfeiture rate	0%	0%